Label	Element	Value
BP Capital TwinLine MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BP Capital TwinLine MLP Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The BP Capital Twin Line MLP Fund (the “BP MLP Fund” or the “Fund”) seeks capital appreciation through distribution growth along with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 36 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑52 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 1,000,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in energy infrastructure master limited partnership (“MLP”) investments.  The Fund’s MLP investments may include, but are not limited to:

•	MLPs structured and taxed as limited partnerships or limited liability companies;

•	MLPs that are taxed as “C” corporations;

•	institutional units (“I-Units”) issued by MLP affiliates;

•	taxable “C” corporations that hold significant interests in MLPs; and

•
other equity and fixed income securities and derivative instruments, including pooled investment vehicles, exchange-traded notes, and exchange-traded funds, that provide exposure to MLPs.   Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts.

The Advisor focuses its investments on energy infrastructure MLPs, which own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy related equipment or services.  The Fund’s MLP investments may be of any capitalization size including a company’s first offering of stock to the public in an initial public offering (IPO).

The Fund may invest up to 20% of its net assets in non-MLP investments, including, without limitation, securities of corporations that operate in the energy sector or that hold energy assets and fixed income securities (including securities rated below B3 by Moody’s Investors Service Inc., B- by Standard & Poors or Fitch Ratings, or a comparable rating by another nationally recognized statistical rating organization).  These debt securities are commonly referred to as “high yield” securities or “junk bonds” and are regarded as predominantly speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of its obligations, and involve higher default risk than investment-grade bonds.

The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes.  Accordingly, unlike traditional open-end mutual funds, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently a maximum rate of 35%) as well as state and local income and franchise taxes.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

In selecting investments for the Fund, the Advisor applies a combination of “top-down” deductive reasoning approach with a detailed bottom-up analysis of individual companies with exposure to the trends identified.  The Advisor may sell all or a portion of a position of the Fund’s portfolio holding for a number reasons including: (1) the issuer’s fundamentals deteriorate; (2) the parameters established for the security’s profits or losses are realized; or (3) the Fund requires cash to meet redemption request.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund.  There can be no assurance that the Fund will achieve its investment objective.

•
Cash Flow Risk.  The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs.  The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations.  Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity’s operations.  The Fund periodically will distribute more than its income and net realized capital gains; therefore, a portion of a shareholder’s distribution would be a return of capital.  A return of capital may occur when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder.  A return of capital represents a return of a shareholder’s original investment in Fund shares (net of fees paid thereon), and should not be confused with a dividend from earnings and profits.

•
Credit Risk.  If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.  Junk bonds have a higher risk of default than other fixed income securities and are considered speculative.

•
Derivatives Risk .  Using derivatives can have a leveraging effect and increase fund volatility.  Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments.  Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.  A small investment in derivatives could have a potentially large impact on the Fund’s performance.  Recent legislation in the United States calls for new regulation of the derivatives markets.  The extent and impact of the regulation are not yet fully known and may not be for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

•
Energy Infrastructure Industry Focus Risks.  A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy infrastructure industry.  As a result, the Fund will be focused in the energy infrastructure industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy infrastructure industry.  Risks associated with investments in MLPs and other companies operating in the energy infrastructure industry include but are not limited to the following:

Acquisition Risk.  MLPs owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

Catastrophic Event Risk.  MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons.  Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

Commodity Price Risk.  MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities.  Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

Depletion Risk.  MLPs and other energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time.  Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

Environmental and Regulatory Risk.  MLPs and other companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies.  Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

Interest Rate Risk.  Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner.  Rising interest rates may also impact the price of the securities of MLPs and other companies operating in the energy infrastructure industry as the yields on alternative investments increase.

Natural Resources Risk.  The Fund’s investments in natural resources issuers (including MLPs) will be subject to the risk that prices of these investments may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation.

Supply and Demand Risk.  MLPs and other companies operating in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities.

Weather Risk.   Weather plays a role in the seasonality of some MLPs’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those MLPs.

•
Equity Risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•
Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.  Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Futures Risk.  The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

•
High Yield (“Junk”) Bond Risk.  High yield bonds are debt securities rated below investment grade (often called “junk bonds”).  Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•
IPO Risk .  The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•	Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•
Leveraging Risk.  Certain Fund transactions, including futures contracts and short positions in financial instruments, may give rise to a form of leverage.  Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile.  Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets.  The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

•
Liquidity Risk.  MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges.  However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently.  The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes.  As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like and may be limited in its ability to make alternative investments.  This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

•
Management and Strategy Risk.  The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.  Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Market Risk.  The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•
Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations.  Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.  Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities.  MLPs are generally considered interest-rate sensitive investments.  During periods of interest rate volatility, these investments may not provide attractive returns.

•
Non-Diversification Risk.  The Fund is “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than a diversified fund.  Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.  Because the Fund is treated as a “C” corporation and will not be taxed as a regulated investment company under Subchapter M of the Code, the Fund will not be subject to the diversification requirements applicable to regulated investment companies.

•
Limited Operating History.  The Fund is newly organized and has a limited operating history.  As a result, prospective investors have a short track record or history on which to base their investment decisions .

•
Options Risk.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.  If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.  Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.  To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

•
Small-Cap and Mid-Cap Company Risk.  The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general.  In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

•	Tax Risks. Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk.  Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes.  This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.  Fund income and losses will not be passed through to shareholders.  The Fund’s ability to meet its investment objective will depend largely on the amount of the distributions it receives from MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it).  The Fund will have no control over the distributions it receives, because the MLPs have the ability to modify their distribution policies from time to time without input from or the approval of the Fund.  In addition, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests.  Legislation could also negatively impact the amount and tax characterization of dividends received by the Fund’s shareholders.

MLP Tax Risk.  Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income.  The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain.  Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

Tax Estimation/NAV Risk. In calculating the Fund’s daily net asset value (“NAV”), the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances.  The Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV.  The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the Fund’s NAV.  The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV.  The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is “non-diversified,” meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than a diversified fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. Because the Fund is treated as a “C” corporation and will not be taxed as a regulated investment company under Subchapter M of the Code, the Fund will not be subject to the diversification requirements applicable to regulated investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Fund’s total returns from year to year.  The bar chart below only illustrates the returns for the Fund’s Class I shares.  The returns for the Fund’s Class A and Class C shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Class I shares, depending on the fees and expenses of the Class A and Class C shares.  The table below illustrates the Fund’s average annual total returns for the 1-year period and since inception period compared with that of a broad-based securities market index and secondary indices.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.bpcfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bpcfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BP Capital Twin Line MLP Fund, Class I Shares Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	2Q, 2014	11.70%

Lowest Quarterly Return:	3Q, 2015	-26.02%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are only illustrated for the Fund’s Class I shares. After-tax returns for the Fund’s Class A and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Class A and Class I shares commenced operations on December 31, 2013.  Class C shares commenced operations on February 27, 2015.  Performance shown prior to February 27, 2015 for Class C shares reflects the performance of Class I shares restated to reflect Class C sales loads and expenses.

After-tax returns in the table above are only illustrated for the Fund’s Class I shares.  After-tax returns for the Fund’s Class A and Class C shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
BP Capital TwinLine MLP Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine MLP Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(36.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(20.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
BP Capital TwinLine MLP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.26%
Total Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Deferred Tax Expense	rr_NetExpensesOverAssets	0.43%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,069
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(32.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(13.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Deferred Income Tax Expense/(Benefit)	ck0000811030_DeferredIncomeTaxExpenseBenefit	(1.32%)	[3]
BP Capital TwinLine MLP Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.19%
Total Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Deferred Tax Expense	rr_NetExpensesOverAssets	0.91%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,043
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class C Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.01%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2015
Deferred Income Tax Expense/(Benefit)	ck0000811030_DeferredIncomeTaxExpenseBenefit	(1.27%)	[3]
BP Capital TwinLine MLP Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.22%
Total Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Deferred Tax Expense	rr_NetExpensesOverAssets	0.19%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,269
Annual Return 2014	rr_AnnualReturn2014	11.83%
Annual Return 2015	rr_AnnualReturn2015	(27.98%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes – Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.25%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Deferred Income Tax Expense/(Benefit)	ck0000811030_DeferredIncomeTaxExpenseBenefit	(1.24%)	[3]
BP Capital TwinLine MLP Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions – Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.25%)
BP Capital TwinLine MLP Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares – Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.60%)

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[2]	BP Capital Fund Advisors, LLC (the "Advisor") has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, and expenses incurred in connection with any merger or reorganization) do not exceed 1.75%, 2.40% and 1.50% of the average daily net assets of Class A shares, Class C shares and Class I shares of the Fund, respectively (the "Expense Caps"). The Expense Caps are indefinite but will remain in effect through at least March 31, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund any time before the end of the third fiscal year following the year to which the fee waiver and/or expense reimbursement relates, provided the recoupment does not cause the Fund to exceed the Expense Caps. The Fund's net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Caps.
[3]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2015, the Fund had net operating losses of $8,159,089 and accrued $293,468 in net deferred tax benefit primarily related to unrealized appreciation on investments.
[4]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.